Critical Accounting Judgments And Key Sources For Estimating Uncertainty - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in goodwill [abstract]
Goodwill impairment loss	$ 0	$ 0	$ 0